SEGMENT INFORMATION (Schedule of Operating Segment Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 77,697	$ 88,591	$ 49,699
Depreciation and amortization	1,178	1,219	1,062
Other income		2,304
Operating income (loss), before financial expenses and taxes on income	5,557	9,811	(4,660)
Financial expenses (income), net	472	(756)	967
Taxes on income (tax benefit)	991	723	602
Net Income (Loss)	4,094	9,844	(6,229)
Total long-lived assets	9,307	8,620
Perimeter [Member]
Revenues	33,941	30,012	33,248
Depreciation and amortization	624	722	665
Other income
Operating income (loss), before financial expenses and taxes on income	4,409	2,665	(1,641)
Total long-lived assets	5,664	5,117
Projects [Member]
Revenues	45,038	59,707	17,249
Depreciation and amortization	554	497	397
Other income		2,304
Operating income (loss), before financial expenses and taxes on income	1,634	7,528	(2,716)
Total long-lived assets	3,643	3,503
Eliminations [Member]
Revenues	(1,282)	(1,128)	(798)
Depreciation and amortization
Other income
Operating income (loss), before financial expenses and taxes on income	$ (486)	$ (382)	$ (303)